Right of use assets and lease liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of right of use assets and lease liabilities explanatory [Abstract]
Disclosure of Right of Use Asset and Lease Liabilities	The breakdown of right of use assets is as follows:

	Yen in millions
	March 31,
	2021	2022
Types of original assets
Land	46,868	67,927
Buildings	285,602	305,533
Other	57,674	74,952

Total	390,144	448,412

Disclosure of Gains and Losses on Lessee's Leases
The breakdown of main gains and losses on lessee’s leases

is as follows:

	Yen in millions
	March 31,
	2021	2022
Depreciation of right of use assets
Land	7,277	8,660
Buildings	45,852	56,262
Other	22,307	26,293

Total	75,436	91,214

Interest expense on lease liabilities	4,118	4,074
Short-term leases	84,821	90,568

	164,375	185,856

Disclosure of Maturity Analysis of the Total Future Lease Payments and the adjustment to the present value
The following is the maturity analysis of the total future lease payments and the adjustment to the present value:

	Yen in millions
	March 31,
	2021	2022
Within 1 year	52,983	61,735
Between 1 and 5 years	130,917	146,452
Later than 5 years	219,857	258,474

Future lease payment, total	403,757	466,661
Less - Interest expense	(42,866)	(45,733)

Present value of lease payment, total	360,891	420,928

Current liabilities	47,120	56,136
Non-current liabilities	313,771	364,792

Present value of lease payment, total	360,891	420,928